Trade and Other Receivables, Prepayments and Contract Assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables, Prepayments and Contract Assets	Trade and Other Receivables, Prepayments and Contract Assets

	As of December 31,
	2021	2020
	$’000	$’000
Trade receivables (Note 8)	8,278	4,674
Other receivables	13,796	8,914
Prepayments	21,516	6,463
Contract assets	4,484	2,378
VAT receivable (payable)	2,045	(63)
	50,119	22,366
The Group has assessed its expected credit loss estimate, in line with the requirements of IFRS 9 by taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. As part of this assessment, the Group has performed a recoverability assessment of its outstanding trade and other receivables at the reporting date and concluded that the expected credit loss as of December 31, 2021 is immaterial (2020: $0.0 million).
The table below shows significant changes in contract assets:

	2021	2020
	$’000	$’000
Balance at January 1	2,378	1,541
Revenues recognized but not billed	3,444	1,511
Amounts reclassified to trade receivable	(1,338)	(674)
Balance at December 31	4,484	2,378